                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08759

                           Laudus Institutional Trust
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
           (Address of principal executive offices)         (Zip code)

                                Jeffrey Mortimer
                           Laudus Institutional Trust
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

LAUDUS INSTITUTIONAL TRUST
LAUDUS MONDRIAN INSTITUTIONAL EMERGING MARKETS FUND

PORTFOLIO HOLDINGS As of June 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                      ($)            ($)
--------------------------------------------------------------------------------
 83.8%   FOREIGN COMMON STOCK                           2,529,607      2,386,042
 10.8%   PREFERRED STOCK                                  335,430        306,620
  2.4%   OTHER INVESTMENT                                  72,717         67,790
--------------------------------------------------------------------------------
 97.0%   TOTAL INVESTMENTS                              2,937,754      2,760,452
  3.0%   OTHER ASSETS AND LIABILITIES                                     85,609
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                    2,846,061

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
FOREIGN COMMON STOCK  83.8% OF NET ASSETS

ARGENTINA 3.7%
--------------------------------------------------------------------------------
ENERGY 3.7%
Tenaris S.A. ADR                                            1,400        104,300
BRAZIL 8.1%
--------------------------------------------------------------------------------
ENERGY 2.6%
Petroleo Brasileiro S.A. ADR                                1,300         75,335
SOFTWARE & SERVICES 3.3%
Redecard S.A.                                               4,800         92,790
UTILITIES 2.2%
CPFL Energia S.A. ADR                                         900         61,524
                                                                    ------------
                                                                         229,649
CHINA 9.5%
--------------------------------------------------------------------------------
BANKS 2.0%
China Construction Bank Corp., Class H                     70,000         56,484
TELECOMMUNICATION SERVICES 2.8%
China Mobile Ltd.                                           6,000         80,537
TRANSPORTATION 4.7%
China Shipping Development Co. Ltd.,
   Class H                                                 20,000         60,259
Cosco Pacific Ltd.                                         44,000         72,234
                                                                         132,493
                                                                    ------------
                                                                         269,514
COLUMBIA 1.9%
--------------------------------------------------------------------------------
BANKS 1.9%
Bancolombia S.A. ADR                                        1,700         53,363

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
EGYPT 4.2%
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 4.2%
Orascom Telecom Holding S.A.E. -Reg'd
   GDR                                                      1,050         67,062
Telecom Egypt                                              17,278         53,329
                                                                    ------------
                                                                         120,391
                                                                    ------------
                                                                         120,391
MALAYSIA 3.5%
--------------------------------------------------------------------------------
BANKS 1.7%
Public Bank Berhad                                         14,800         48,090
TRANSPORTATION 1.8%
MISC Berhad                                                20,900         53,094
                                                                    ------------
                                                                         101,184
MEXICO 4.9%
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO 2.5%
Grupo Modelo, S.A. de C.V., Series C                       14,000         71,255
TELECOMMUNICATION SERVICES 2.4%
America Movil SAB de C.V., Series L ADR                     1,300         68,575
                                                                    ------------
                                                                         139,830
PHILIPPINES 2.2%
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 2.2%
Philippine Long Distance Telephone Co.
   ADR                                                      1,200         64,104
REPUBLIC OF KOREA 4.1%
--------------------------------------------------------------------------------
BANKS 4.1%
Hana Financial Group, Inc.                                  1,490         57,335
Kookmin Bank ADR                                            1,000         58,510
                                                                    ------------
                                                                         115,845
                                                                    ------------
                                                                         115,845
RUSSIA 11.6%
--------------------------------------------------------------------------------
ENERGY 7.1%
Gazprom - Reg'd ADR                                         1,450         84,100
LUKOIL ADR                                                  1,200        118,320
                                                                    ------------
                                                                         202,420
MATERIALS 2.6%
--------------------------------------------------------------------------------
Evraz Group S.A. -Reg'd GDR                                   650         75,725
TELECOMMUNICATION SERVICES 1.9%
Mobile TeleSystems ADR                                        700         53,627
                                                                    ------------
                                                                         331,772
SOUTH AFRICA 6.8%
--------------------------------------------------------------------------------
ENERGY 3.3%
Sasol                                                       1,581         93,065

LAUDUS MONDRIAN INSTITUTIONAL EMERGING MARKETS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)

MATERIALS 2.1%
Impala Platinum Holdings Ltd.                               1,562         61,386
TELECOMMUNICATION SERVICES 1.4%
Telkom South Africa Ltd.                                    2,231         40,185
                                                                    ------------
                                                                         194,636
TAIWAN 15.3%
--------------------------------------------------------------------------------
BANKS 4.6%
Chinatrust Financial Holding Co., Ltd. *                   54,000         52,090
Mega Financial Holding Co., Ltd.                           98,000         77,421
                                                                    ------------
                                                                         129,511
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.8%
MediaTek, Inc.                                              5,000         57,561
Taiwan Semiconductor Manufacturing Co., Ltd.
   ADR                                                      9,800        106,918
                                                                    ------------
                                                                         164,479
TECHNOLOGY HARDWARE & EQUIPMENT 1.9%
Asustek Computer, Inc.-Reg'd GDR                            4,000         54,426
TELECOMMUNICATION SERVICES 3.0%
Chunghwa Telecom Co., Ltd. ADR                              3,400         86,258
                                                                    ------------
                                                                         434,674
THAILAND 3.8%
--------------------------------------------------------------------------------
ENERGY 1.9%
PTT Public Co., Ltd.                                        7,000         55,272
MATERIALS 1.9%
The Siam Cement Public Co., Ltd. NVDR                       9,200         53,175
                                                                    ------------
                                                                         108,447
TURKEY 4.2%
--------------------------------------------------------------------------------
BANKS 2.0%
Akbank T.A.S. ADR                                           7,750         56,807
TELECOMMUNICATION SERVICES 2.2%
Turkcell Iletisim Hizmetleri A/S                           10,621         61,526
                                                                    ------------
                                                                         118,333
                                                                    ------------
TOTAL FOREIGN COMMON STOCK
   (COST $2,529,607)                                                   2,386,042
                                                                    ------------
PREFERRED STOCK 10.8% OF NET ASSETS

BRAZIL 6.8%
--------------------------------------------------------------------------------
BANKS 3.3%
Itausa - Investimentos Itau S.A.                              127            805
Itausa - Investimentos Itau S.A.1                          14,850         94,208
                                                                    ------------
                                                                          95,013

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
MATERIALS 3.5%
Companhia Vale do Rio Doce ADR (Vale)                       3,300         98,472
                                                                    ------------
                                                                         193,485
REPUBLIC OF KOREA 4.0%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 1.7%
Hyundai Motor Co.                                           1,790         48,910
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.3%
Samsung Electronics Co., Ltd.                                 149         64,225
                                                                    ------------
                                                                         113,135
                                                                    ------------
TOTAL PREFERRED STOCK
   (COST $335,431)                                                       306,620
                                                                    ------------
OTHER INVESTMENT 2.4% OF NET ASSETS

UNITED STATES 2.4%
--------------------------------------------------------------------------------
iShares MSCI Emerging Markets Index Fund                      500         67,790
                                                                    ------------
TOTAL OTHER INVESTMENT
   (COST $72,717)                                                         67,790
                                                                    ------------

END OF INVESTMENTS.

At 06/30/08, the tax basis cost of the fund's investments was $2,937,754 and the unrealized appreciation and depreciation were $91,381 and ($268,683), respectively, with a net unrealized depreciation of ($177,302).

At 06/30/08, the prices of certain foreign securities held by the fund aggregating $1,157,967 were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

*    Non-income producing security.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depository Receipt

LAUDUS MONDRIAN INSTITUTIONAL EMERGING MARKETS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at value:

                                                            VALUE OF INVESTMENTS
VALUATION INPUTS                                                    IN SECURTIES
----------------                                            --------------------
Level 1 - Quoted Prices                                     $          1,602,485
Level 2 - Other Significant Observable Inputs                          1,157,967
Level 3 - Significant Unobservable Inputs                                     --
                                                            --------------------
TOTAL                                                       $          2,760,452

LAUDUS INSTITUTIONAL TRUST
LAUDUS MONDRIAN INSTITUTIONAL INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS As of June 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                      ($)            ($)
--------------------------------------------------------------------------------
 99.3%   COMMON STOCK                                   3,021,677      2,775,545
   --%   RIGHTS                                                --            452
--------------------------------------------------------------------------------
 99.3%   TOTAL INVESTMENTS                              3,021,677      2,775,997
  0.7%   OTHER ASSETS AND LIABILITIES                                     19,126
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                    2,795,123

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
COMMON STOCK  99.3% OF NET ASSETS

AUSTRALIA 8.6%
--------------------------------------------------------------------------------
BANKS 2.5%
National Australia Bank Ltd.                                2,790         70,842
FOOD & STAPLES RETAILING 2.3%
Wesfarmers Ltd.                                             1,803         64,429
TELECOMMUNICATION SERVICES 3.8%
Telstra Corp., Ltd.                                        26,070        105,932
                                                                    ------------
                                                                         241,203
BELGIUM 2.1%
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS 2.1%
Fortis                                                        115          1,827
Fortis                                                      3,568         56,746
                                                                    ------------
                                                                          58,573
FINLAND 1.0%
--------------------------------------------------------------------------------
MATERIALS 1.0%
UPM-Kymmene Oyj                                             1,804         29,394
FRANCE 15.5%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 2.6%
Renault S.A.                                                  897         73,004
BANKS 2.0%
Societe Generale                                              630         54,620
CAPITAL GOODS 1.5%
Compagnie de Saint-Gobain                                     670         41,493
ENERGY 4.3%
Total S.A.                                                  1,418        120,698
FOOD & STAPLES RETAILING 2.2%
Carrefour S.A.                                              1,083         61,046
TELECOMMUNICATION SERVICES 2.9%
France Telecom S.A.                                         2,797         82,028
                                                                    ------------
                                                                         432,889

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
GERMANY 4.0%
--------------------------------------------------------------------------------
UTILITIES 4.0%
RWE AG                                                        878        110,853
HONG KONG 1.7%
--------------------------------------------------------------------------------
UTILITIES 1.7%
Hongkong Electric Holdings Ltd.                             8,000         47,869
ITALY 2.8%
--------------------------------------------------------------------------------
BANKS 2.8%
Intesa Sanpaolo S.p.A                                      13,534         76,939
JAPAN 21.8%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 2.5%
Toyota Motor Corp.                                          1,500         70,806
FOOD & STAPLES RETAILING 1.9%
Seven & I Holdings Co., Ltd.                                1,800         51,539
HOUSEHOLD & PERSONAL PRODUCTS 4.7%
Kao Corp.                                                   5,000        131,262
INSURANCE 2.4%
Tokio Marine Holdings, Inc.                                 1,700         66,258
PHARMACEUTICALS & BIOTECHNOLOGY 3.3%
Takeda Pharmaceutical Co., Ltd.                             1,800         91,547
TECHNOLOGY HARDWARE & EQUIPMENT 4.6%
CANON, Inc.                                                 2,500        128,690
TELECOMMUNICATION SERVICES 2.4%
KDDI Corp.                                                     11         68,062
                                                                    ------------
                                                                         608,164
NETHERLANDS 4.5%
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS 2.8%
ING Groep N.V. CVA                                          2,466         77,969
MEDIA 1.7%
Reed Elsevier N.V.                                          2,923         48,919
                                                                    ------------
                                                                         126,888
SINGAPORE 2.6%
--------------------------------------------------------------------------------
BANKS 2.6%
Oversea-Chinese Banking Corp., Ltd.                        12,000         72,279
SPAIN 6.5%
--------------------------------------------------------------------------------
BANKS 3.1%
Banco Santander S.A.                                        4,747         86,605
TELECOMMUNICATION SERVICES 3.4%
Telefonica S.A.                                             3,640         96,328
                                                                    ------------
                                                                         182,933
SWITZERLAND 4.2%
--------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY 4.2%
Novartis AG - Reg'd.                                        2,125        116,943

LAUDUS MONDRIAN INSTITUTIONAL INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
TAIWAN 2.1%
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR            5,300         57,823
UNITED KINGDOM 21.9%
--------------------------------------------------------------------------------
BANKS 3.0%
HBOS plc                                                    5,280         28,907
Royal Bank of Scotland Group plc                           12,864         54,764
                                                                    ------------
                                                                          83,671
ENERGY 8.2%
BP plc                                                      8,901        103,168
Royal Dutch Shell plc, Class A                              3,066        125,378
                                                                    ------------
                                                                         228,546
FOOD, BEVERAGE & TOBACCO 4.3%
Unilever plc                                                4,242        120,524
INSURANCE 2.2%
Aviva plc                                                   6,337         62,826
PHARMACEUTICALS & BIOTECHNOLOGY 4.2%
GlaxoSmithKline plc                                         5,303        117,228
                                                                    ------------
                                                                         612,795
                                                                    ------------
TOTAL COMMON STOCK
(COST $3,021,677)                                                      2,775,545
                                                                    ------------
RIGHTS 0.0% OF NET ASSETS

UNITED KINGDOM 0.0%
--------------------------------------------------------------------------------
HBOS plc NPR *                                              2,112            452
                                                                    ------------
TOTAL RIGHTS
(COST $--)                                                                   452
                                                                    ------------

END OF INVESTMENTS.

At 06/30/08, the tax basis cost of the fund's investments was $3,021,677 and the unrealized appreciation and depreciation were $43,980 and ($289,660), respectively, with a net unrealized depreciation of ($245,680).

At 06/30/08, the prices of certain foreign securities held by the fund aggregating $2,717,721 were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

*    Non-income producing security.

ADR - American Depositary Receipt
CVA - Dutch Certificate
NPR - Nil-Paid Rights

             CURRENCY      AMOUNT OF     CURRENCY       AMOUNT OF     UNREALIZED
EXPIRATION     TO BE    CURRENCY TO BE     TO BE     CURRENCY TO BE    (LOSSES)
   DATE      RECEIVED      RECEIVED      DELIVERED      DELIVERED        ($)
FORWARD FOREIGN CURRENCY CONTRACTS
07/31/08          USD          161,121   EUR                102,500      (1,546)
07/31/08          USD           55,635   GBP                 28,000        (263)
NET UNREALIZED LOSS ON FORWARD FOREIGN CURRENCY CONTRACTS                (1,809)

LAUDUS MONDRIAN INSTITUTIONAL INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at value:

                                                                UNREALIZED GAIN
                                                  VALUE OF      (LOSS) OF OTHER
                                                 INVESTMENTS       FINANCIAL
VALUATION INPUTS                                IN SECURTIES      INSTRUMENTS*
----------------                                ------------   -----------------
Level 1 - Quoted Prices                         $     58,276            ($1,809)
Level 2 - Other Significant Observable Inputs      2,717,721                 --
Level 3 - Significant Unobservable Inputs                 --                 --
                                                ------------   -----------------
TOTAL                                           $  2,775,997            ($1,809)

*    Other financial instruments include forward contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Acting Chief Executive Officer, Jeffrey Mortimer and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Laudus Institutional Trust
              ---------------------------

By:   /s/  Jeffrey Mortimer
     ------------------------
         Jeffrey Mortimer
         President, Chief Executive Officer

Date:    August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/  Jeffrey Mortimer
     ------------------------
         Jeffrey Mortimer
         President, Chief Executive Officer

Date:    August 22, 2008

By:  /s/ George Pereira
    ----------------------
         George Pereira
         Treasurer, Principal Financial Officer

Date:    August 22, 2008